Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets
Retirement benefits	$ 3,620	$ 3,477
Share-based and other compensation	636	646
Domestic tax loss/credit carryforwards	964	718
Deferred income	674	605
Foreign tax loss/credit carryforwards	903	1,024
Bad debt, inventory and warranty reserves	348	395
Depreciation	231	293
Accruals	336	387
Intangible assets	620	585
Other	1,501	1,396
Gross deferred tax assets	9,833	9,526
Less: valuation allowance	915	1,004	$ 916
Net deferred tax assets	8,918	8,522
Deferred Tax Liabilities
Depreciation	719	641
Retirement benefits	455	483
Goodwill and intangible assets	1,200	1,226
Leases	580	584
Software development costs	292	360
Deferred transition costs	233	254
GILTI deferred taxes	1,927
Undistributed foreign earnings	981
Other	1,011	658
Gross deferred tax liabilities	$ 7,398	$ 4,206